INFORMATION BY BUSINESS SEGMENT	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
INFORMATION BY BUSINESS SEGMENT
NOTE 36 – INFORMATION BY BUSINESS SEGMENT
The Company’s business segments that are separately disclosed are as follows:
•Generation, whose activities consist primarily of electricity generation and the sale of energy to distribution companies, free consumers, and trading companies;
•Transmission, whose activities consist of the transmission of electric power from generation facilities to distribution or consumption centers; and
•Other activities, which include items not attributable to the electricity generation and transmission segments and mainly comprise telecommunications activities.
The administration segment was discontinued as a result of the Company becoming a concessionaire of electricity generation and transmission following the merger of Furnas in July 2024.
The consolidated information by business segment for the years ended December 31, 2025, 2024 and 2023 is presented below:

	12/31/2025
	Other Activities	Generation	Transmission	Eliminations	Total
Net operating revenue	464,248	24,940,431	17,485,059	(1,608,143)	41,281,595
Intersegments	21,615	1,100,243	486,285	(1,608,143)	—
Third parties	442,633	23,840,188	16,998,774	—	41,281,595
Operating expenses	27,726	(26,805,813)	(10,396,424)	1,608,143	(35,566,368)
Depreciation and amortization	(63,250)	(4,310,179)	(203,491)	—	(4,576,920)
Energy purchased for resale	—	(7,439,800)	—	1,100,243	(6,339,557)
Charges for using the electricity grid	—	(4,509,031)	—	486,285	(4,022,746)
Construction cost	—	—	(5,065,204)	—	(5,065,204)
Other expenses¹	76,334	(10,834,819)	(4,189,334)	21,615	(14,926,204)
Operational provisions	14,642	288,016	(938,395)	—	(635,737)
Other expenses	187,598	124,162	147,240	—	459,000
Regulatory remeasurements - Transmission contracts	—	—	(4,081,630)	—	(4,081,630)
Profit before financial result	679,572	(1,741,220)	3,154,245	—	2,092,597
Financial result					(10,926,529)
Results of equity method investments					1,853,984
Current and deferred income tax and social security contributions					13,539,605
Net profit for the year					6,559,657
¹The amount substantially relates to the sale agreement of the Company’s investment in Eletronuclear, as described in Note 16 – Investments.

	12/31/2024
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	29,952	23,983,323	16,905,128	(736,851)	40,181,552
Intersegments	—	306,356	430,495	(736,851)	—
Third parties	29,952	23,676,967	16,474,634	—	40,181,553
Operating expenses	(236,593)	(17,739,190)	(9,463,233)	736,851	(26,702,165)
Depreciation and amortization	(8,358)	(3,921,408)	(58,008)	—	(3,987,774)
Energy purchased for resale	(57)	(5,374,422)	—	306,356	(5,068,123)
Charges for using the electricity grid	—	(4,380,665)	—	425,935	(3,954,730)
Construction cost	—	—	(4,286,914)	—	(4,286,914)
Other expenses	(683,937)	(4,725,199)	(4,226,648)	4,560	(9,631,224)
Operational provisions	455,759	662,504	(891,663)	—	226,600
Other income and expenses	13,745	88,711	34,084	—	136,540
Regulatory remeasurements - Transmission contracts	—	—	6,129,771	—	6,129,771
Profit before financial result	(192,896)	6,332,844	13,605,750	—	19,745,698
Financial result					(11,628,120)
Results of equity method investments					2,503,205
Current and deferred income tax and social security contributions					(240,030)
Net profit for the year					10,380,753

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Energy purchased for resale	(99)	(3,292,218)	—	264,091	(3,028,226)
Charges for using the electricity grid	—	(3,793,742)	—	311,616	(3,482,126)
Construction cost	—	—	(3,291,132)	—	(3,291,132)
Other expenses	(2,129,529)	(4,655,208)	(4,145,616)	130	(10,930,223)
Operational provisions	1,246,732	(2,592,197)	(431,122)	—	(1,776,587)
Other revenue and expenditure					651,280
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Profit before financial result	(809,839)	4,587,721	7,239,246	—	11,668,408
Financial result					(12,002,121)
Results of equity method investments					2,062,090
Current and deferred income tax and social contribution					2,998,498
Net profit from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net profit for the year					4,394,861
Financial income and expenses are not disclosed on a segmented basis, as there is no direct linkage between the borrowings undertaken by the Company and its operating segments, and because the management of the economic group's financial resources is carried out on a centralized basis.
36.1 - Net Operating Revenue, after Eliminations

	12/31/2025				12/31/2024				12/31/2023
	Generation	Transmission	Other Activities	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Energy Supply	18,311,190	—	—	18,311,190	—	18,811,949	—	18,811,949	—	17,030,455	—	17,030,455
Power supply for end consumers	1,760,056	—	—	1,760,056	—	2,941,312	—	2,941,312	—	3,853,830	—	3,853,830
CCEE	5,698,648	—	—	5,698,648	—	3,278,465	—	3,278,465	—	1,680,285	—	1,680,285
O&M Revenue	1,977,831	8,006,246	—	9,984,077	—	3,063,896	7,725,358	10,789,254	—	4,052,072	7,335,165	11,387,237
Construction revenue	—	4,800,376	—	4,800,376	—	—	4,161,735	4,161,735	—	—	2,960,792	2,960,792
Contractual revenue	—	7,309,163	—	7,309,163	—	—	7,405,486	7,405,486	—	—	7,136,080	7,136,080
Other operating revenues	32,903	1,147	507,298	541,348	30,292	65,724	241,150	337,166	115,371	(104,270)	415,326	426,427
Deductions Operating revenues	(3,940,439)	(3,118,161)	(64,665)	(7,123,265)	(341)	(4,484,379)	(3,059,095)	(7,543,815)	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)
	23,840,189	16,998,771	442,633	41,281,593	29,951	23,676,967	16,474,634	40,181,552	110,270	22,133,561	14,915,077	37,158,908
36.2 - Non-current assets by segment

	12/31/2025				12/31/2024
	Other Activities	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	442,131	76,127,819	55,756	76,625,705	407,345	77,553,246	212,682	78,173,273
Contractual asset	—	—	53,567,662	53,567,662	—	—	56,683,696	56,683,696
Property, Plant and Equipment	688,840	38,970,336	—	39,659,176	2,074,260	34,779,796	—	36,854,056
	1,130,971	115,098,155	53,623,418	169,852,544	2,481,605	112,333,042	56,896,378	171,711,025

36.3 - Impairment by segment

	12/31/2025			12/31/2024
	Other Activities	Generation	Total	Administration	Generation	Total
Property, Plant and Equipment	—	767,121	767,121	—	1,175,713	1,175,713
Intangible assets	70,431	—	70,431	70,431	—	70,431
	70,431	767,121	837,552	70,431	1,175,713	1,246,144
Accounting Policy
The Company segments its results between Generation and Transmission, as the majority of its revenues and expenses originate from these activities, and their operating results are regularly reviewed by Management for the purpose of making decisions regarding resource allocation and evaluating performance.
The results of the Administration segment reflect only the results generated by the Company in its capacity as a non‑operating holding company, a condition that remained in place until June 2024, as a result of the merger of Furnas.
Non‑current assets allocated to the Generation and Transmission segments comprise those directly related to these activities. Intangible assets and property, plants and equipment that are not directly associated with electricity generation and transmission activities are presented within the Administration segment.